Subsequent Events (Details) - USD ($) shares in Millions	Oct. 14, 2022	Oct. 13, 2022
Subsequent Events
Remaining net tangible assets	$ 5,000,001
Subsequent Events.
Subsequent Events
Advisor fee	$ 4,000,000.0
Offering fee percentage of gross proceeds	4.00%
Advisor fee with ordinary shares	$ 2,000,000.0
Subsequent Events. | Letter agreement with Credit Suisse Securities (USA) LLC
Subsequent Events
Waiver of deferred underwriting fee		$ 14,490,000
Reduction of estimated expenses by the waiver		$ 14,490,000
Subsequent Events. | Proposed Business Combination
Subsequent Events
Shares consideration	46
Consideration paid	$ 460,000,000.0